Organization and Description of Business	12 Months Ended
Jun. 30, 2026
Organization and Description of Business [Abstract]
Organization and Description of Business

(1) Organization and Description of Business

Maase Inc. (the “Company” or “MAAS”) (formerly known as “Highest Performances Holdings Inc.” and “Puyi Inc.”) was incorporated in the Cayman Islands in July 2018 and listed on the Nasdaq on March 29, 2019. On March 13, 2024, the Company changed its name from Puyi Inc. to Highest Performances Holdings Inc. On June 3, 2025, the Company changed its name from Highest Performances Holdings Inc. to Maase Inc. The Company, its subsidiaries and the consolidated variable interest entities (see Note 2(a) for details) are collectively referred to as the “Group”.

AIFU Inc. (“AIFU”) (formerly known as “AIX Inc.” and “Fanhua Inc.”) held approximately 4.46% of the Company’s equity interests since September 2018. On December 22, 2023, the Company entered into a share repurchase agreement with AIFU, pursuant to which the Company agreed to repurchase all of the 4.46% equity interests (see details in Note 20). Concurrently, a wholly-owned subsidiary of AIFU entered into a share transfer agreement with the Company to acquire 15.41% equity interests in Fanhua Puyi Fund Sales Co., Ltd. (“Puyi Fund”), a wholly-owned subsidiary of the Company, at an aggregate consideration including a transfer price for the aforementioned 4.46% equity interests and cash of RMB10,463 which was accounted for as a partial disposal of the Group’s equity interests in Puyi Fund to AIFU without losing its control over Puyi Fund. No disposal gain or loss was recognized.

On December 27, 2023, the Company and certain shareholders of AIFU (the “Selling Shareholders”) entered into securities exchange agreements (the “Securities Exchange Agreements”). According to the terms and conditions set forth in the Securities Exchange Agreements, the Company issued an aggregate of 284,113,315 ordinary shares (equivalent to 3,156,815 Class A ordinary shares of a par value of US$0.09 each (the “Class A Ordinary Shares”) after giving effect to the 1-for-90 reverse share split effected on June 23, 2025) to the Selling Shareholders, and in exchange therefor, the Selling Shareholders transferred to the Company an aggregate of 568,226,628 ordinary shares of AIFU (equivalent to 1,420,567 Class A ordinary shares of AIFU after giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025) that they beneficially owned (the “Transaction through Exchange of Equity Interests”). The transaction was completed on December 31, 2023. As a result of the Transaction through Exchange of Equity Interests, the Company owned approximately 50.10% of AIFU’s equity interests and the Selling Shareholders collectively obtained around 76.67% of the Company’s equity interests. Upon the closing of the transaction, the Company directly owned a majority equity interest as well as the voting rights in AIFU through which the Company possessed a controlling financial interest. On the other hand, the 76.67% of the Company’s equity interests were dispersed amongst the individual Selling Shareholders with none holding a majority equity interest in the Company. The transaction is accounted for as a business combination using the acquisition method. The Company, as a legal acquirer, is determined as the accounting acquirer while AIFU is identified as the legal and accounting acquiree. In identifying the accounting acquirer, management’s assessment gives more weight to the factor in which the Company obtained control over more than 50% of the voting interests in AIFU.

On December 27, 2024, AIFU transferred all of its interests in Fanhua RONs (Beijing) Technology Co., Ltd. (“Fanhua RONS Technologies”) and Shenzhen Xinbao Investment Co., Ltd. (“Xinbao Investment”) and its subsidiaries (the “former consolidated VIEs of AIFU”) to BGM Group Ltd. (“BGM”) in exchange for BGM’s 69,995,661 Class A ordinary shares at a consideration of approximately US$140,000 (the “BGM Transaction”). Prior to the transaction, AIFU performed a series of restructuring to transfer equity interest of Fanhua RONS Technologies and Xinbao Investment to a newly incorporated wholly owned subsidiary through contractual arrangements. The historical contractual arrangements among (x) the AIFU’s wholly-owned PRC subsidiary Fanhua Insurance Sales Service Group Company Limited and Beijing Fanlian Investment Co., Ltd., (y) the former consolidated VIEs of AIFU, and (z) the individual nominee shareholders of the former consolidated VIEs of AIFU (“AIFU’s Contractual Arrangements”) were terminated at the date of closing the transaction with BGM.

In January 2025, AIFU disposed of 100% equity interests in Guangdong Meidiya Investment Co., Ltd. (“Meidiya”) to a third party for cash consideration of RMB30,240. Meidiya holds approximately 44.7% of the equity interests of Fanhua Insurance Surveyors & Loss Adjustors Co., Ltd. (“FHISLA”) and its subsidiaries (collectively referred to as the “Disposed Adjusting Group”). The Disposed Adjusting Group historically constituted the Group’s claims-adjusting segment, over which the Group exercised control through a series of act-in-concert arrangements. Accordingly, the Group deconsolidated the Disposed Adjusting Group with effect from January 1, 2025 and no longer conducts any material operations in the claims-adjusting business.

On July 18, 2025, the Company entered into a transaction agreement to acquire 100% of the equity interest of Real Prospect Limited and its subsidiaries (“Real Prospect”), for a consideration of an aggregate of 98,002,174 Class A Ordinary Shares, at a purchase price of US$1.5 per share. The Group completed the acquisition of Real Prospect at the end of October 2025.

On July 28, 2025, the Company entered into a transaction agreement to acquire 100% of the equity interest of Carve Group Ltd and its subsidiaries (“Carve Group”), for a consideration of an aggregate of 195,894,609 Class A Ordinary Shares, at a purchase price of US$1.5 per share. MAAS completed the acquisition of Carve Group at the end of August 2025.

In September 2025, the Company entered into an agreement with a third party to dispose of 100% equity interests in Puyi Group Limited, together with all equity interests in subsidiaries directly or contractually controlled by Puyi Group Limited (collectively referred to as the “Disposed Puyi Group”) for a total cash consideration of RMB70,000. Accordingly, the Group deconsolidated the Disposed Puyi Group with effect from September 30, 2025, and no longer conducts any material operations in the wealth management business. The historical contractual arrangements among (i) Puyi Group Limited’s wholly-owned PRC subsidiary Puyi Enterprises Management Consulting Co., Ltd. (“Puyi Consulting”), (ii) Chengdu Puyi Bohui Information Technology Co., Ltd. (“Puyi Bohui”) and its subsidiaries (together, the “VIEs of Puyi”), and (iii) the individual nominee shareholders of the former consolidated VIEs of Puyi (“Puyi’s Contractual Arrangements”) became inoperative with respect to the Group, as the underlying VIEs were divested together with Puyi Group Limited and are no longer within the scope of the Group’s consolidation.

In December 2025, AIFU completed its issuance of 5,000,000 Class B ordinary shares to a third party. Following this issuance, the Company’s aggregate beneficial ownership of the total outstanding shares of AIFU was diluted to approximately 7.85%, and its aggregate voting power was diluted to approximately 16.75%. As a result, the Group no longer had a controlling financial interest in AIFU and its subsidiaries (collectively referred to as the “Deconsolidated AIFU Group”). Accordingly, the Group deconsolidated the Deconsolidated AIFU Group as of December 22, 2025, and the Group no longer conducts any material operations in the insurance agency business.

On December 19, 2025, the Company entered into an assets acquisition to acquire certain premium tea assets in Oriental Grove Ltd (the “Oriental Grove”) for a consideration of approximately US$62.4 million (amount not presented in thousands), consisting of (i) an aggregate 34,911,410 Class A ordinary shares, at a purchase price of US$1.5 per share and (ii) a cash payment of US$10 million (amount not presented in thousands) payable within 365 days after the closing. MAAS completed the acquisition of Oriental Grove on January 14, 2026.

On January 23, 2026, the Company entered into a transaction agreement to acquire 100% of the equity interests in Times Good Limited and its directly or contractually controlled subsidiaries (collectively, the “Times Good”) for a consideration of approximately RMB1.1 billion, consisting of (i) an aggregate 87,400,144 Class A ordinary shares, at a purchase price of US$1.5 per share, and (ii) a cash payment of US$26 million (amount not presented in thousands). MAAS completed the acquisition of Times Good at the end of March 2026.

The Group refer to the above acquisitions, disposal and deconsolidation collectively, as the “Transactions”.

In prior fiscal years, the Group was principally engaged in the provision of agency services, insurance claims adjusting services and wealth management service. Following the Transactions, the Group ceased its wealth management business since the disposal of the Disposed Puyi Group, its agency business since the deconsolidation of the Deconsolidated AIFU Group and its claim adjusting business since the disposal of the Disposed Adjusting Group (see Note 4 for details).

The Group positions itself as an integrated provider and operator of an artificial intelligence (“AI”) -centric full-scene digital systems. Following the Transactions, the Group primarily conducts its operations in the People’s Republic of China (the “PRC”), principally engaged in (1) sales of computing power and algorithm solutions: the Group’s new business through Times Good acquisition; and (2) sales of smart technology and new energy solutions: the Group’s new business through Real Prospect acquisition which provides innovative, technology driven solutions in relation to electric vehicle charging services and charging equipment. In addition, the Group offers health and wellness products through: (i) Carve Group, which focuses on premium ingredients and health and wellness food products, including wild ginseng resources, bird’s nest-based nutritional products and functional food ingredients; and (ii) Oriental Grove, which primarily maintains an inventory of premium tea.

As of June 30, 2026, subsidiaries of the Company include the following:

Entities	Place of Incorporation	% of Ownership	Principal Activity
Carve Group Ltd (“Carve Group”)	BVI	100%	an investment holding company
Guardian Blue Limited	BVI	100%	an investment holding company
Oriental Grove Ltd.	BVI	100%	an investment holding company
Yunshang Management Company Limited (“Yunshang”)	Hong Kong	100%	an investment holding company
Real Prospect Limited (“Real Prospect”)	Hong Kong	100%	an investment holding company
Times Good Limited	Hong Kong	100%	an investment holding company
Shenzhen Hillstar Management Consulting Co., Ltd (“Shenzhen Hillstar”)	PRC	100%	an investment holding company
Zhongshen Resources Development (Liaoning) Co., Ltd (“Zhongshen”)	PRC	100%	cultivation and supply of scarce wild-grown traditional Chinese medicine resources
Glyken Bird Nest Technology (Shenzhen) Co., Ltd (“Glyken”)	PRC	100%	sales of health and wellness products
Guangxi Free Trade Zone Yanwo Bio-technology Co., Ltd. (“Guangxi Yanwo”)	PRC	90%*	research and development, production, and sales of health and wellness products
Yanwa Brand Operation (Shenzhen) Co., Ltd.	PRC	100%	sales of health and wellness products
Yanwo Health Food Technologies (Shenzhen) Co., Ltd.	PRC	100%	sales of health and wellness products
QizeXing Biotechnology (Shenzhen) Co., Ltd.	PRC	51%	sales of health and wellness products
Changsha Juqun Health Technology Co., Ltd	PRC	51%	sales of health and wellness products
Shenzhen Shuangxinkanghe Biotechnology Co., Ltd.	PRC	51%	sales of health and wellness products
Shenzhen Pioneer Silver Age Health Technology Co., Ltd	PRC	51%	sales of health and wellness products
Puyi Dake Information Technology Co., Ltd.	PRC	100%	an investment holding company
Shenzhen Guibao Intelligent Management Co., Ltd. (“Shenzhen Guibao”)	PRC	100%	an investment holding company
Qingdao Mai Si Technology Co., Ltd. (“Maisi”)	PRC	100%	electric vehicle charging services and charging equipment
Shenzhen Huazhixing Management Consulting Co. Ltd. (“Huazhixing”)	PRC	100%	an investment holding company

Consolidated variable interest entity and its subsidiaries	Place of Incorporation	% of Ownership	Principal Activity
Huazhi Future (Chongqing) Technology Co. Ltd. (“Huazhi Future”)	PRC	100%	computing power and algorithm solutions
Huarong Future (Sichuan) Technology Co. Ltd.	PRC	100%	computing power and algorithm solutions
Huayuan Future (Shanxi) Technology Co. Ltd.	PRC	100%	computing power and algorithm solutions
Chongqing Fangzhen Technology Co. Ltd.	PRC	100%	AI-driven marketing solutions
Huasheng Yuan (Shenzhen) Technology Co. Ltd.	PRC	100%	computing power and algorithm solutions
Zhiqi Xingchen (Chongqing) Technology Co. Ltd.	PRC	51%	computing power and algorithm solutions

Note 1:	The consolidated variable interest entity and their subsidiaries listed above are VIEs consolidated under the Huazhi VIE structure involving Huazhixing, Huazhi Future and their respective nominee shareholders. The Company does not hold equity interests in Huazhi Future and its subsidiaries. For details of the Huazhi VIE structure, refer to Note 14 to this report.

Note 2:	Glyken holds a 90% equity interest in Guangxi Yanwo, while the remaining 10% equity interest is subscribed to by an independent third party. Pursuant to Article 42 of the Articles of Association of Guangxi Yanwo, profits shall be distributed among shareholders in proportion to their respective paid-in capital contributions. As of June 30, 2026, Glyken has fully paid its capital contribution to Guangxi Yanwo, whereas the 10% minority shareholder has not yet made any capital contribution. In accordance with the Articles of Association of Guangxi Yanwo, Glyken is entitled to 100% of the dividends distributable by Guangxi Yanwo.